Financial risk management objectives and policies - Foreign currency risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ¥ / $	Dec. 31, 2018 € / $	Dec. 31, 2018 ¥ / $	Dec. 31, 2018 country	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Foreign currency risk
Number of hyper inflationary countries | country				2
Borrowings, interest rate									5.90%
Cash						$ 893		$ 784	$ 782
Exchange rate	78.01	1.09	6.68
Increase in interest expense that would result from increased interest rate, per sensitivity analysis						17
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component									180
Impact on profit: (loss)/gain ($m) due to increase in risk component									(24)
Impact on equity: gain/(loss) ($m) due to increase in risk component									$ 204
0.875% Non-callable bond
Foreign currency risk
Borrowings | €					€ 750
Borrowings, interest rate							0.875%	0.875%	0.875%
US
Foreign currency risk
Assumed strengthening of US currency							10.00%
Assumed weakening of US currency							10.00%
Assumed percentage increase							10.00%
Assumed percentage decrease							(10.00%)
All currencies except US
Foreign currency risk
Percentage of entity's revenue	67.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings							2.40%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings							18.30%
Interest rates
Foreign currency risk
Changes in rates							1.00%
Assumed percentage increase							1.00%		1.00%
Assumed percentage decrease									1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component						1,130		$ 1,329	$ 1,249
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component						(1,267)		(1,293)	$ (1,390)
Exchange rates
Foreign currency risk
Changes in rates							10.00%
Assumed percentage increase									10.00%
Assumed percentage decrease									10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component						(146)		198
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component						161		(198)	$ (180)
Impact on profit: (loss)/gain ($m) due to increase in risk component						(299)		(123)
Impact on profit: (loss)/gain ($m) due to decrease in risk component						348		123	24
Impact on equity: gain/(loss) ($m) due to increase in risk component						153		321
Impact on equity: gain/(loss) ($m) due to decrease in risk component						$ (187)		$ (321)	$ (204)